20. Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2017
Financial Risk Management Objectives And Policies
Financial risk management objectives and policies

Pursuant to the advance payment of corporate bonds and the new foreign currency indebtedness with bank entities, the Company has decided to reassess its financial risk management policy, which is exposed in the issued financial statements as of December 31, 2017.

–	Interest rate risk

Interest rate variations affect the value of assets and liabilities accruing a fixed interest rate, as well as the flow of financial assets and liabilities with floating interest rates.

As mentioned in note 14.3, short-term bank loans accrue interest at a fixed interest rate. The Group uses no derivate financial instruments to cover this risk.

Interest rate sensitivity

The following table shows the sensitivity of income before income tax for the year ended December 31, 2017, to a reasonably possible change in interest rates over the portion of loans and CAMMESA borrowings bearing interest at a variable interest rate, with all other variables held constant:

Increase in basic points	Effect on income before income tax (Loss)
ARS 000

500	(167,112)

–	Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The Group is exposed to the foreign currency risk at an ARS/USD ratio, mainly due to its operating activities, the investment projects defined by the Company and the debt related to the bank loan mentioned in note 14.3. The Company does not use derivative financial instruments to hedge such risk.

However, as of December 31, 2017, the Company carries receivables, cash and cash equivalents in foreign currency for USD 58,502 thousands, which are partially offset with the liabilities carried in foreign currency for approximately USD 109,032 thousands.

Foreign currency sensitivity

The following table shows the sensitivity to a reasonably possible change in the US dollar exchange rate, with all other variables held constant, of income before income tax (due to changes in the fair value of monetary assets and liabilities).

Change in USD rate	Effect on income before income tax (Loss)
ARS 000

10%	(93,729)

–	Price risk

The Group’s revenues depend on the electric power price in the spot market and the production cost paid by CAMMESA. The Company has no power to set prices in the market where it operates (See note 1).

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including holdings of government securities.

–	Trade and other receivables

The Finance Department is in charge of managing customer credit risk subject to policies, procedures and controls relating to the Group’s credit risk management. Customer receivables are regularly monitored. Although the Group has received no guarantees, it is entitled to request interruption of electric power flow if customers fail to comply with their credit obligations. In regards to credit concentration, see note 14.1. The need to book impairment is analyzed at the end of each reporting period on an individual basis for major clients. The allowance recorded as of December 31, 2017, is deemed sufficient to cover the potential impairment in the value of trade receivables.

–	Cash and cash equivalents

Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with corporate policy. Investments of surplus funds are made only with approved counterparties; in this case, the risk is limited because high-credit-rating banks are involved.

–	Public and corporate securities

This risk is managed by the Company’s finance management according to corporate policies, whereby these types of investments may only be made in first-class companies and in instruments issued by the federal or provincial governments.

Liquidity risk

The Group manages its liquidity to guarantee the funds required to support its business strategy. Short-term financing needs related to seasonal increases in working capital are covered through short-and medium-term bank credit lines.

The table below summarizes the maturity profile of the Company’s financial liabilities.

	Less than 3 months	3 to 12 months	1 to 5 years	Total
	ARS 000	ARS 000	ARS 000	ARS 000
12-31-2017
CAMMESA borrowings and other loans and borrowings	233	2,258,409	2,534,287	4,792,929
Trade and other payables	1,015,369	1,936	-	1,017,305
	1,015,602	2,260,345	2,534,287	5,810,234
12-31-2016
CAMMESA borrowings and other loans and borrowings	294,692	2,046,208	1,284,783	3,625,683
Trade and other payables	654,929	669	-	655,598
	949,621	2,046,877	1,284,783	4,281,281

Guarantees

In connection with the power purchase agreements described in notes 22.6 and 22.7 and the concession right agreement described in note 13, the Group entered into various agreements, mainly guarantees to provide performance assurance of its obligations.

On October 16, 2006, the Group entered into two pledge agreements with the Secretariat of Energy to guarantee our performance obligations in favor of the FONINVEMEM trusts under certain construction management and operation management agreements and provided as collateral: (a) 100% of our shares in TJSM and TMB, and (b) 50% of the rights conferred by our LVFVD receivables for the duration of the construction management agreement and the operation management agreement.

Likewise, the Group entered into various guarantee agreements to provide performance assurance of its obligations arising from the agreements described in notes 1.a), 14.3.1, 14.3.2, 14.4 and 22.6.